FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS
Summary of the amounts recognized in the (gain) loss on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss)

	Year Ended December 31,

	2013	2012	2011

Premiums realized on written foreign exchange call options	$3,375	$1,505	$4,995

Realized loss on foreign exchange forwards	–	–	(1,407)

Realized gain on zinc derivative financial instruments	60	430	3,419

Realized gain on copper derivative financial instruments	–	63	79

Realized loss on silver derivative financial instruments	–	–	(3,403)

Mark-to-market gain on derivative equity contracts(i)	1,389	–	–

Mark-to-market loss on warrants(i)	(488)	(1,294)	–

Realized loss on warrants	(2,827)	–	–

Realized loss on heating oil derivative financial instruments	–	(1,523)	–

Gain (loss) on derivative financial instruments	$1,509	$(819)	$3,683

Note:

(i)
Mark-to-market gains and losses on financial instruments that did not qualify for hedge accounting are recognized through the (gain) loss on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss) and through the other line item of the consolidated statements of cash flow.